Summary of significant accounting policies, estimates and judgments (Tables)	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Reconciliation of Amounts of Lease Liability on Initial Application of IFRS 16
The following table reconciles our ope
r
ating lease commitments at October 31, 2019, as previously disclosed in our 2019 Annual Consolidated Financial Statements, to the lease obligations recognized on initial application of IFRS 16 at November 1, 2019.

(Millions of Canadian dollars)
Lease commitments disclosed as at October 31, 2019	$6,175
Less: commitments related to non-recoverable tax	(360)
Less: commitments for contracts not yet commenced	(240)
Less: recognition exemption adopted for short-term and low-value leases	(83)
Plus: commitments for renewal options reasonably certain to be exercised	977
Other	(26)
Adjusted operating lease commitments as at October 31, 2019	6,443
Discounted as at November 1, 2019	5,557
Finance lease liabilities recognized as at October 31, 2019	49
Lease liability recognized as at November 1, 2019	$5,606

Disclosure of detailed information about hedging instruments
Hedging relationships impacted by interest rate benchmark reform
The following table presents the notional amount of our hedging instruments which reference IBOR that will expire after 2021 and will be affected by the Reform. The notional amounts of our hedging instruments also approximates the extent of the risk exposure we manage through hedging relationships:

As at November 1, 2019
(Millions of Canadian dollars)	Notional/Principal amounts (1)
Interest rate contracts
USD LIBOR	$26,709
EURO Interbank Offered Rate	5,589
GBP LIBOR	618
Non-derivative instruments
USD LIBOR	888
GBP LIBOR	682
$34,486

(1)
Excludes interest rate contracts and
non-derivative
instruments which reference rates in multi-rate jurisdictions, including the Canadian Dollar Offered Rate (CDOR) and Australian Bank Bill Swap Rate (BBSW).